Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables

17	Trade and other payables

Current	2021 £’000	2020 £’000	2019 £’000
Trade payables	485	337	725
Other payables	5	26	13
Accruals	546	768	1,765
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,036	1,131	2,503
Tax and social security	56	31	86
Deferred revenue and government grants	–	68	1,905
Total trade and other payables	1,092	1,230	4,494

Book values approximate to fair value at 31 December 2021, 2020 and 2019.

All current trade and other payables are payable within 3 months of the period end date shown above.

Government grants

The Group received development grant funding from the European Union under the Horizon 2020 ‘Nanofacturing’ project, a European Union funded programme to develop a scalable manufacturing platform for the production of nanopharmaceutical products. Midatech participated in this programme, along with seven other entities, through two Group companies, Midatech Pharma España SL (‘MPE’), which acted as project coordinator, and Midatech Limited (‘MTL’). The project commenced in February 2015 and completed in January 2019. During the year £nil (2020: £nil, 2019: £124k) revenue was recognised in relation to this project and the deferred revenue balance as at 31 December 2021 was £nil (2020: £nil, 2019: £nil).